Deferred Tax - Schedule of Deferred Tax Assets and Liabilities by Type of Temporary (Details) - Temporary Difference [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Net deferred tax asset (liability)
Trade and other receivables	$ 7,999	$ 13,362
Inventories	5,368	3,199
Property, plant and equipment	(2,380)	(4,251)
Intangibles	(2,247)	(6,540)
Borrowings and trade and other payables	8,346	224
Provisions and other liabilities	3,603	1,014
Tax losses	4,750	381
Others	2,128	601
Total net deferred tax asset (liability)	$ 27,567	$ 7,990